N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

INTEGRITY HIGH INCOME FUND
Schedule of Investments September 30, 2010
	Principal Amount	Fair Value
CORPORATE BONDS (98.8%)

Consumer Discretionary (26.1%)
ALH Fin LLC/ALH Fin Corp 8.500% 1/15/13	280,000	$285,950
American Tire Dist Inc - 144A 9.750% 6/1/17	90,000	95,850
(5)Ames True Temper Inc 4.251% 1/15/12	245,000	244,387
Bon-Ton Dept Stores 10.250% 03/15/14	115,000	113,275
Boyd Gaming Corp 7.125% 2/1/16	95,000	79,444
CCH II LLC/CCH II Capital 13.500% 11/30/16	50,000	59,375
CCO Holdings LLC/Cap Corp - 144A 7.875% 4/30/18	150,000	155,625
CCO Holdings LLC/CAP Corp - 144A 7.250% 10/30/17	75,000	76,031
Cequel Com Hldg I/Cap CP - 144A 8.625% 11/15/17	210,000	221,550
Easton-Bell Sports Inc 9.750% 12/1/16	185,000	200,956
Echostar DBS Corp. 7.125% 2/1/16	185,000	194,481
Echostar DBS Corp. 7.750% 5/31/15	520,000	554,450
Ford Motor Credit Co LLC 8.000% 12/15/16	250,000	282,593
Ford Motor Credit Co LLC 8.700% 10/1/14	55,000	61,703
Ford Motor Credit Co LLC 7.000% 4/15/15	185,000	197,687
Goodyear Tire & Rubber Corp. 8.250% 8/15/20	115,000	121,037
GWR Operating Partnership - 144A 10.875% 4/1/17	105,000	106,837
GXS Worldwide Inc. 9.750% 6/15/15	155,000	154,419
Harrahs Operating Co Inc 11.250% 6/1/17	355,000	388,725
Harrahs Operating Co Inc 10.000% 12/15/18	160,000	127,800
Interactive Data Corp - 144A 10.250% 8/1/18	120,000	129,000
Isle of Capri Casinos 7.000% 3/1/14	75,000	67,875
Jarden Corp 7.500% 5/1/17	195,000	201,825
Jarden Corp 8.000% 5/1/16	90,000	95,850
Lear Corp 7.875% 3/15/18	25,000	26,500
Lear Corp 8.125% 3/15/20	30,000	32,063
Libbey Glass Inc - 144A 10.000% 2/15/15	135,000	145,125
Marina District Finance - 144A 9.500% 10/15/15	20,000	19,400
Marina District Finance - 144A 9.875% 8/15/18	130,000	125,450
McJunkin Red Man Corp - 144A 9.500% 12/15/16	50,000	44,000
MGM Mirage Inc 7.500% 6/1/16	570,000	481,650
MGM Mirage Inc - 144A 9.000% 3/15/20	195,000	205,238
MGM Resorts Inc 11.125% 11/15/17	65,000	74,019
(3)Michaels Stores Inc 0.000% 11/1/16	55,000	52,938
(4)Neiman Marcus Group Inc 9.000% 10/15/15	194,272	201,800
Nexstar/Mission Broadcast - 144A 8.875% 4/15/17	80,000	83,400
Quebecor Media 7.750% 3/15/16	385,000	397,031
Royal Caribbean Cruises 7.250% 6/15/16	190,000	197,600
Sally Holdings LLC 9.250% 11/15/14	140,000	147,350
Sealy Mattress Co 8.250% 6/15/14	440,000	443,300
Service Corp Intl 7.000% 6/15/17	60,000	63,450
Service Corp Intl 6.750% 4/1/15	265,000	275,600
(4)Servicemaster Company - 144A 10.750% 7/15/15	200,000	213,000
Simmons Bedding Co - 144A 11.250% 7/15/15	435,000	467,081
Steinway Musical Instruments - 144A 7.000% 3/1/14	200,000	200,500
Sun Media Corp 7.625% 2/15/13	60,000	60,300
(5)Travelport LLC 4.922% 9/1/14	45,000	41,850
Travelport LLC 9.875% 9/1/14	75,000	77,156
Travelport LLC/Travelpor - 144A 9.000% 3/1/16	50,000	49,750
(4)(5)UCI Holdco Inc 9.250% 12/15/13	120,000	116,400
United Components Inc 9.375% 6/15/13	165,000	167,888
Vail Resorts Inc 6.750% 2/15/14	250,000	255,313
Videotron LTEE 9.125% 4/15/18	45,000	50,625
Virgin Media Finance PLC 8.375% 10/15/19	130,000	142,675
Visant Corp - 144A 10.000% 10/1/17	160,000	167,200
WMG Acquisition Corp 9.500% 6/15/16	90,000	96,300
Wynn Las Vegas 7.875% 11/1/17	25,000	26,813
Wynn Las Vegas 7.875% 5/1/20	30,000	31,838
Wynn Las Vegas - 144A 7.750% 8/15/20	45,000	47,475
Zayo Group LLC/Zayo Cap - 144A 10.250% 3/15/17	145,000	152,250
		9,597,053
Consumer Staples (9.0%)
B&G Foods Inc 7.625% 1/15/18	55,000	57,269
Bumble Bee Foods 7.750% 12/15/15	90,000	96,300
Central Garden & Pet Co 8.250% 3/1/18	105,000	107,231
Chiquita Brands Intl 8.875% 12/1/15	215,000	221,450
Clear Channel Worldwide 9.250% 12/15/17	80,000	84,800
Clear Channel Worldwide 9.250% 12/15/17	225,000	240,187
Constellation Brands Inc 7.250% 9/1/16	230,000	244,662
Cott Beverages USA Inc - 144A 8.125% 9/1/18	40,000	42,350
Couche-Tard US/Finance 7.500% 12/15/13	30,000	30,450
Diversey Inc. 8.250% 11/15/19	170,000	181,900
Dole Food Co 13.875% 3/15/14	55,000	67,100
Dole Foods Co - 144A 8.000% 10/1/16	50,000	52,313
Graham Pack Co LP/GPC - 144A 8.250% 10/1/18	20,000	20,325
Graham Packaging Co 9.875% 10/15/14	310,000	321,625
(3)Michael Foods Inc - 144A 9.750% 7/15/18	40,000	42,800
NBTY Inc - 144A 9.000% 10/1/18	20,000	21,000
Packaging Dynamics Fin - 144A 10.000% 5/1/16	65,000	61,425
Reynolds Group - 144A 8.500% 5/15/18	245,000	239,488
Rite Aid Corp 7.500% 3/1/17	140,000	128,975
Rite Aid Corp 9.500% 6/15/17	60,000	50,400
Rite Aid Corp - 144A 8.000% 8/15/20	70,000	71,050
Solo Cup Company 8.500% 2/15/14	60,000	51,600
Solo Cup Company 10.500% 11/1/13	120,000	124,200
Spectrum Brands Inc - 144A 9.500% 6/15/18	50,000	53,625
(4)Spectrum Brands Inc 12.000% 8/28/19	254,612	283,256
Supervalu Inc 8.000% 5/1/16	285,000	287,138
Yankee Acquisition Corp 8.500% 2/15/15	65,000	67,113
Yankee Acquisition Corp 9.750% 2/15/17	75,000	78,000
		3,328,032
Energy (8.5%)
Anadarko Petroleum Corp 6.375% 9/15/17	100,000	110,195
Arch Coal Inc 8.750% 8/1/16	170,000	187,425
Atlas Energy Oper Co 10.750% 2/1/18	260,000	287,950
Atlas Energy Operating 12.125% 8/1/17	20,000	23,125
Brigham Exploration Co. - 144A 8.750% 10/1/18	85,000	87,550
Chesapeake Energy Corp 6.875% 8/15/18	50,000	52,375
Chesapeake Energy Corp 6.625% 8/15/20	60,000	62,700
Cloud Peak Energy 8.250% 12/15/17	155,000	163,719
Consol Energy Inc - 144A 8.000% 4/1/17	50,000	54,125
Consol Energy Inc - 144A 8.250% 4/1/20	15,000	16,387
Crosstex Energy LP 8.875% 2/15/18	140,000	146,650
El Paso Corp 8.250% 2/15/16	170,000	189,125
Exco Resources Inc 7.500% 9/15/18	65,000	64,594
Forest Oil Corporation 7.250% 6/15/19	15,000	15,338
Forest Oil Corporation 8.500% 2/15/14	45,000	49,163
Inergy LP/Inergy Fin 6.875% 12/15/14	20,000	20,400
Inergy LP/Inergy Fin 8.750% 3/1/15	60,000	64,725
Inergy LP/Inergy Fin - 144A 7.000% 10/1/18	85,000	87,125
Linn Energy LLC 9.875% 7/1/18	65,000	71,338
Linn Energy LLC 11.750% 5/15/17	35,000	40,163
Linn Energy LLC - 144A 7.785% 2/1/21	115,000	116,006
Markwest Energy Part/Fin. 8.750% 4/15/18	150,000	162,000
NFR Energy LLC - 144A 9.750% 2/15/17	80,000	80,000
Opti Canada Inc 8.250% 12/15/14	70,000	53,200
Opti Canada Inc - 144A 9.000% 12/15/12	60,000	60,750
Opti. Canada Inc - 144A 9.750% 8/15/13	45,000	45,675
Parker Drilling Co - 144A 9.125% 4/1/18	75,000	76,125
Petrohawk Energy - 144A 7.250% 8/15/18	60,000	61,200
Petrohawk Energy Corp 7.875% 6/1/15	285,000	298,537
Plains Exploration & Production 7.000% 3/15/17	95,000	97,375
Plains Exploration & Production 7.750% 6/15/15	15,000	15,731
Pride International Inc 8.500% 6/15/19	70,000	81,200
Pride International Inc 6.875% 8/15/20	25,000	27,219
(4)Sandridge Energy Inc 8.625% 4/1/15	80,000	80,000
Sandridge Energy Inc - 144A 9.875% 5/15/16	50,000	51,625
Whiting Petroleum Corp 6.500% 10/1/18	35,000	35,787
		3,136,602
Financials (5.0%)
Avaya Inc 9.750% 11/1/15	110,000	103,675
(4)Avaya Inc 10.875% 11/1/15	100,165	94,906
Bank of America Corp 8.000% fixed to 1/30/18 8.000% 1/30/18	75,000	77,365
Cit Group Inc 7.000% 5/1/14	49,815	49,690
Cit Group Inc 7.000% 5/1/15	49,815	49,441
Cit Group Inc 7.000% 5/1/16	313,027	308,332
Cit Group Inc 7.000% 5/1/17	116,238	113,768
Citigroup Capital XXI 8.300% 12/21/37	75,000	78,750
Host Hotels & Resorts LP 6.375% 3/15/15	180,000	184,275
Intl Lease Finance Corp - 144A 8.625% 9/15/15	170,000	181,900
Intl Lease Finance Corp - 144A 8.750% 3/15/17	230,000	246,675
Intl. Lease Finance Corp - 144A 7.125% 9/1/18	80,000	86,200
Pinafore LLC/INC - 144A 9.000% 10/1/18	65,000	68,250
Pinnacle Foods Finance 9.250% 4/1/15	20,000	20,800
Pinnacle Foods Finance - 144A 9.250% 4/1/15	65,000	67,600
Realogy Corp 10.500% 4/15/14	140,000	119,000
		1,850,627
Health Care (10.7%)
Bausch & Lomb Inc 9.875% 11/1/15	150,000	159,562
(4)Biomet Inc. 10.375% 10/15/17	465,000	516,150
Community Health Systems 8.875% 7/15/15	195,000	207,188
Cooper Cos Inc 7.125% 2/15/15	140,000	141,400
DJO Fin. LLC 10.875% 11/15/14	240,000	261,000
(4)HCA Inc 9.625% 11/15/16	975,033	1,057,911
Health Management Assoc 6.125% 4/15/16	170,000	171,700
Healthsouth Corp 7.250% 10/1/18	60,000	61,200
Healthsouth Corp. 7.750% 9/15/22	60,000	60,450
Mylan Inc - 144A 7.625% 7/15/17	35,000	37,231
Mylan Inc - 144A 7.875% 7/15/20	140,000	149,975
Radiation Therapy Service - 144A 9.875% 4/15/17	75,000	74,062
(4)Surgical Care Affiliates - 144A 8.875% 7/15/15	208,726	211,857
Tenet Healthcare Corp 9.250% 2/1/15	230,000	246,963
Tenet Healthcare Corp. 8.875% 7/1/19	90,000	99,338
(4)United Surgical Partners 9.250% 5/1/17	225,000	231,750
US Oncology Inc 9.125% 8/15/17	205,000	217,300
Valeant Phamaceuticals - 144A 6.750% 10/1/17	20,000	20,400
Valeant Pharmaceuticals - 144A 7.000% 10/1/20	30,000	30,675
		3,956,112
Industrials (12.5%)
ACCO Brands Corp 7.625% 8/15/15	140,000	134,400
ACCO Brands Corp 10.625% 3/15/15	170,000	189,975
Aerospace Inc. 6.875% 10/1/20	50,000	51,000
Aircastle Ltd. - 144A 9.750% 8/1/18	65,000	66,381
Alliant Techsystems Inc 6.750% 4/1/16	155,000	161,588
Amsted Industries - 144A 8.125% 3/15/18	105,000	109,331
Ashtead Capital Inc - 144A 9.000% 8/15/16	100,000	103,500
Assoc Materials LLC 9.875% 11/15/16	65,000	78,650
Avis Budget Car Rental 7.750% 5/15/16	150,000	147,375
Avis Budget Car Rental 9.625% 3/15/18	60,000	63,450
Baldor Electric Co 8.625% 2/15/17	85,000	90,950
Belden Inc - 144A 9.250% 6/15/19	55,000	59,400
Building Materials Corp - 144A 6.875% 8/15/18	110,000	108,075
Case New Holland Inc - 144A 7.875% 12/1/17	115,000	124,919
Clean Harbors Inc 7.625% 8/15/16	31,000	32,240
Corrections Corp of Amer 7.750% 6/1/17	105,000	112,875
Energy Future/EFIH Finan 10.000% 12/1/20	112,000	111,150
Esco Corp - 144A 8.625% 12/15/13	40,000	41,000
(5)Esco Corp - 144A 4.167% 12/15/13	55,000	50,325
FTI Consulting Inc. - 144A 6.750% 10/1/20	65,000	65,487
General Cable Corp 7.125% 4/1/17	165,000	167,475
Geo Group Inc - 144A 7.750% 10/15/17	110,000	115,500
Hertz Corp 8.875% 1/1/14	140,000	143,675
Hertz Corp - 144A 7.500% 10/15/18	120,000	120,000
Hillman Group Inc - 144A 10.875% 6/1/18	75,000	79,125
Interline Brands Inc 8.125% 6/15/14	85,000	87,762
Iron Mountain Inc. 8.750% 7/15/18	235,000	249,394
Manitowoc Company Inc 9.500% 2/15/18	45,000	47,025
Masco Corp 7.125% 3/15/20	35,000	35,855
Mueller Water Products - 144A 8.750% 9/1/20	50,000	52,500
NXP BV/ NXP Funding LLC - 144A 9.750% 8/1/18	215,000	228,975
NXP BV/NXP Funding LLC 9.500% 10/15/15	75,000	76,875
NXP BV/NXP Funding LLC - 144A 10.000% 7/15/13	75,000	81,750
Oshkosh Corp 8.250% 3/1/17	65,000	69,875
(1)(2)Propex Fabrics Inc. 10.000% 12/1/12	2,118,000	212
RailAmerica Inc 9.250% 7/1/17	115,000	126,069
RBS Global & Rexnord Corp. 8.500% 8/1/18	265,000	269,306
RSC Equipment Rental Inc 9.500% 12/1/14	180,000	186,525
Sequa Corp - 144A 11.750% 12/1/15	110,000	116,050
Spirit Aerosystems Inc 7.500% 10/1/17	90,000	92,925
Terex Corp 8.000% 11/15/17	180,000	180,225
Triumph Group Inc 8.000% 11/15/17	20,000	20,500
Triumph Group Inc 8.625% 7/15/18	50,000	53,750
United Rentals North Am 9.250% 12/15/19	100,000	108,250
		4,611,669
Information Technology (6.4%)
Aeroflix Inc 11.750% 2/15/15	200,000	216,000
Alcatel-Lucent USA Inc. 6.450% 3/15/29	135,000	98,212
Amkor Technologies Inc - 144A 7.375% 5/1/18	145,000	146,813
Aspect Software Inc - 144A 10.625% 5/15/17	50,000	51,937
Fidelity National Information Svcs - 144A 7.625% 7/15/17	15,000	16,013
Fidelity National Information Svcs - 144A 7.875% 7/15/20	15,000	16,163
(4)First Data Corp 10.550% 9/24/15	271,528	219,598
First Data Corp - 144A 8.875% 8/15/20	110,000	114,125
First Data Corp 9.875% 9/24/15	315,000	257,513
Freescale Semiconductor - 144A 10.125% 3/15/18	120,000	127,800
Freescale Semiconductor - 144A 9.250% 4/15/18	165,000	171,600
JDA Software Group Inc - 144A 8.000% 12/15/14	135,000	143,100
MagnaChip Semiconductor - 144A 10.500% 4/15/18	130,000	137,475
Sinclair Television Group - 144A 9.250% 11/1/17	45,000	48,262
Sinclair Television Group - 144A 8.375% 10/15/18	15,000	15,113
SSI Invst II/Co-Issr LLC - 144A 11.125% 6/1/18	100,000	109,750
Sungard Data Systems Inc 10.250% 8/15/15	435,000	457,837
		2,347,311
Materials (7.6%)
Ashland Inc 9.125% 6/1/17	40,000	45,800
Bway Holding Co - 144A 10.000% 6/15/18	110,000	119,075
Chemtura Corp - 144A 7.875% 9/1/18	30,000	31,350
Clearwater Paper Corp 10.625% 6/15/16	100,000	112,500
FMG Finance Pty Ltd - 144A 10.625% 9/1/16	170,000	209,312
Georgia-Pacific LLC - 144A 8.250% 5/1/16	200,000	222,250
Graphic Packaging Intl. 7.875% 10/1/18	40,000	41,100
Huntsman International LLC - 144A 8.625% 3/15/21	35,000	36,225
Huntsman International LLC 8.625% 3/15/20	70,000	72,450
Huntsman International LLC 7.375% 1/1/15	65,000	65,975
Huntsman International LLC 5.500% 6/30/16	80,000	76,600
Ineos Finance PLC - 144A 9.000% 5/15/15	345,000	360,094
LBI Escrow Corp - 144A 8.000% 11/1/17	115,000	125,638
Lyondell Chemical Co 11.000% 5/1/18	200,000	221,250
Newpage Corp 11.375% 12/31/14	60,000	54,300
(4)(5)Noranda Aluminium Acquisition 6.120% 5/15/15	260,045	218,763
Nova Chemicals Corp. 8.625% 11/1/19	50,000	53,062
Novelis Inc 7.250% 2/15/15	105,000	106,837
P.H. Glatfelter 7.125% 5/1/16	140,000	142,975
P.H. Glatfelter 7.125% 5/1/16	15,000	15,319
Polyone Corp 7.375% 9/15/20	60,000	61,875
Reichhold Industries Inc - 144A 9.000% 8/15/14	320,000	276,000
Scotts Miracle-Gro Co 7.250% 1/15/18	45,000	47,419
Vertellus Specialties - 144A 9.375% 10/1/15	80,000	83,000
		2,799,169
Telecommunication Services (10.4%)
Clearwire Comm/Finance - 144A 12.000% 12/1/15	215,000	232,200
Cricket Commucations 9.375% 11/1/14	115,000	119,025
Digicel Group Ltd - 144A 10.500% 4/15/18	100,000	109,750
Frontier Communications 6.625% 3/15/15	145,000	149,712
GCI Inc 8.625% 11/15/19	205,000	218,838
Intelsat Jackson Holdings 11.250% 6/15/16	185,000	201,188
Intelsat Jackson Holdings - 144A 7.250% 10/15/20	90,000	90,450
Intelsat Subsidiary Hldg 8.875% 1/15/15	370,000	382,950
Intelsat Subsidiary Hldg - 144A 8.875% 1/15/15	45,000	46,350
(4)(5)IPCS Inc 3.716% 5/1/14	102,001	97,156
ITC Deltacom Inc 10.500% 4/1/16	80,000	81,300
Metropcs Wireless Inc 9.250% 11/1/14	115,000	120,462
Metropcs Wireless Inc 7.875% 9/1/18	95,000	97,850
Paetec Holding Corp 9.500% 7/15/15	215,000	219,300
Paetec Holding Corp 8.875% 6/30/17	160,000	167,200
Qwest Communications Int 7.500% 2/15/14	150,000	153,000
SBA Telecommunications 8.000% 8/15/16	35,000	37,625
SBA Telecommunications 8.250% 8/15/19	30,000	33,000
Sprint Capital Corp 6.900% 5/1/19	135,000	135,675
Sprint Capital Corp 8.750% 3/15/32	500,000	525,000
Wind Acquisition Fin SA - 144A 12.000% 12/1/15	275,000	291,156
Windstream Corp 8.625% 8/1/16	285,000	301,387
Windstream Corp - 144A 8.125% 9/1/18	25,000	25,875
		3,836,449
Utilities (2.6%)
AES Corp 9.750% 4/15/16	145,000	166,750
Calpine Corp - 144A 7.875% 7/31/20	85,000	87,337
Dynegy Holdings Inc 7.750% 6/1/19	70,000	47,950
Dynegy Holdings Inc 7.625% 10/15/26	160,000	96,400
Energy Future Holdings - 144A 10.000% 1/15/20	115,000	114,167
NRG Energy Inc - 144A 8.250% 9/1/20	70,000	72,187
NRG Energy Inc 7.375% 2/1/16	219,000	225,296
Texas Comp Elec Hold LLC 10.250% 11/1/15	215,000	140,825
		950,912

TOTAL CORPORATE BONDS (COST: $36,390,300)		$36,413,936

COMMON STOCK (0.1%)

Consumer Discretionary (0.1%)
(1)Dex One Corp	4,445	$54,585

TOTAL COMMON STOCK (COST: $398,943)		$54,585

TOTAL INVESTMENTS IN SECURITIES (COST: $36,789,243) (98.9%)		$36,468,521
OTHER ASSETS LESS LIABILITIES (1.1%)		393,626

NET ASSETS (100.0%)		$36,862,147

(1) Non-income producing security.
(2) Issue is in default.
(3) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
(4) Interest or dividend is paid-in-kind, when applicable.
(5) Floating rate security. The rate for these securities are as of September 30, 2010.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid. These securities amount to $10,399,425, representing 28.2% of net assets.

WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND
Schedule of Investments September 30, 2010
	Quantity	Fair Value
COMMON STOCK (92.1%)

Energy (75.8%)
*American Oil & Gas Inc	19,000	$153,900
Baker Hughes, Inc.	7,500	319,500
*Basic Energy Svcs	27,000	230,040
*Brigham Exploration Company	17,000	318,750
*Calfrac Well Services Ltd	8,300	206,673
CARBO Ceramics Inc.	4,500	364,500
*Complete Production Services, Inc	14,500	296,525
ConocoPhillips	3,300	189,519
*Continental Resources Inc	5,600	259,616
*Dawson Geophysical Company	5,200	138,580
*Dresser-Rand Group, Inc	7,000	258,230
Enbridge Inc.	4,700	245,810
EOG Resources Inc	2,850	264,965
Exxon Mobil Corp.	2,700	166,833
*GeoResources, Inc	16,000	254,400
Halliburton Company	8,000	264,560
Helmerich & Payne, Inc.	3,500	141,610
Hess Corp	3,650	215,788
*Key Energy Services, Inc	12,300	116,973
*Kodiak Oil & Gas Corporation	67,000	227,130
Lufkin Industries, Inc.	6,500	285,350
Marathon Oil Corp.	6,500	215,150
*Nabors Industries	12,800	231,168
National-Oilwell Inc	5,800	257,926
*Northern Oil and Gas, Inc.	14,000	237,160
*Nuloch Resources Inc	60,000	72,894
*Oasis Petroleum	16,000	309,920
Patterson-Uti Energy Inc	14,600	249,368
*Pioneer Drilling Company	25,700	163,966
*Pure Energy Services Ltd	23,900	70,151
*T-3 Energy Services, Inc	6,000	156,900
Tesoro Corporation	14,000	187,040
TransCanada Corporation - ADR	6,000	222,720
*Weatherford International Ltd	14,000	239,400
*Whiting Petroleum Corp.	3,100	296,081
		7,829,096
Industrials (5.6%)
Bucyrus International, Inc	2,800	194,180
Caterpillar Inc	2,600	204,568
Deere & Co.	2,600	181,428
		580,176
Materials (8.0%)
Agrium Inc.	2,000	149,980
Newmont Mining Corp	3,300	207,273
Potash Sask	950	136,838
*Stillwater Mining Co	11,400	191,976
*US Gold Corporation	29,000	144,130
		830,197
Utilities (2.7%)
MDU Resources Group, Inc.	7,200	143,640
ONEOK, Inc.	3,000	135,120
		278,760

TOTAL COMMON STOCK (COST: $8,741,239)		$9,518,229

SHORT-TERM SECURITIES (7.3%)	Shares
Wells Fargo Advantage Investment Money Market 0.172% (COST: $751,662)	751,662	$751,662

TOTAL INVESTMENTS IN SECURITIES (COST: $9,492,901) (99.4%)		$10,269,891
OTHER ASSETS LESS LIABILITIES (0.6%)		65,022

NET ASSETS (100.0%)		$10,334,913

*Non-income producing
ADR - American Depository Receipt

INTEGRITY GROWTH & INCOME FUND
Schedule of Investments September 30, 2010
		Fair
	Quantity	Value
COMMON STOCK (98.3%)

Consumer Discretionary (9.0%)
Genuine Parts	20,000	$891,800
*ITT Educational Svcs	5,000	351,350
NIKE, Inc.	7,000	560,980
Yum Brands	12,000	552,720
		2,356,850
Consumer Staples (7.3%)
*Green Mountain Coffee Roasters, Inc.	40,500	1,263,195
H.J. Heinz Co	14,000	663,180
		1,926,375
Energy (10.6%)
Chevron Texaco	7,500	607,875
EOG Resources Inc	4,000	371,880
*Kodiak Oil & Gas Corporation	140,000	474,600
Occidental Petroleum Corp	5,000	391,500
Petroleo Brasileiro - ADR	10,000	362,700
*Southwestern Energy Co	17,000	568,480
		2,777,035
Financials (11.7%)
Aflac, Inc.	17,000	879,070
Bank of America	25,000	327,750
*Citigroup Inc	180,000	702,000
First Niagara Finc. Gr. Inc.	25,000	291,250
Goldman Sachs Group	2,000	289,160
J.P. Morgan Chase & Co.	15,000	571,050
		3,060,280
Health Care (7.1%)
Becton Dickinson & Co.	6,000	444,600
*Thermo Fisher Scientific Inc.	15,000	718,200
*Waters Corp	10,000	707,800
		1,870,600
Industrials (14.2%)
3M Co.	10,000	867,100
*Clean Harbors, Inc.	6,000	406,500
Emerson Electric Co.	20,000	1,053,200
Raytheon Co.	10,000	457,100
Snap-on Inc	20,000	930,200
		3,714,100
Information Technology (21.8%)
*Apple Inc.	2,000	567,500
*Cognizant Technology Solutions Corp.	12,000	773,640
*EMC Corp Mass	40,000	812,400
Hewlett-Packard	19,000	799,330
Intel Corp.	20,000	384,600
KLA-Tencor Corp	19,000	669,370
Linear Technology Corp.	25,000	768,250
Oracle Corp	26,000	698,100
*Super Micro Computer, Inc	25,000	259,750
		5,732,940
Materials (12.2%)
Ashland Inc.	10,000	487,700
Cliffs Natural Resources Inc	3,000	191,760
Lubrizol Corporation	5,000	529,850
NewMarket Corporation	10,000	1,136,800
Potash Sask	6,000	864,240
		3,210,350
Telecommunication Services (2.3%)
CenturyLink Inc.	15,000	591,900

Utilities (2.1%)
Aqua America Inc	27,000	550,800

TOTAL COMMON STOCK (COST: $23,891,817)		$25,791,230

SHORT-TERM SECURITIES (1.8%)	Shares
Wells Fargo Advantage Investment Money Market 0.172% (COST: $464,533)	464,533	$464,533

TOTAL INVESTMENTS IN SECURITIES (COST: $24,356,350) (100.1%)		$26,255,763
OTHER ASSETS LESS LIABILITIES (-0.1%)		(20,247)

NET ASSETS (100.0%)		$26,235,516

*Non-income producing
ADR - American Depository Receipt

NOTE: INVESTMENT IN SECURITIES
At September 30, 2010, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Integrity High Income	Williston Basin/Mid-North America	Integrity Growth & Income
Investments at cost	$36,789,243	$9,492,901	$24,356,350
Unrealized appreciation	$2,484,989	$836,183	$2,709,319
Unrealized depreciation	$2,805,711	$59,193	$809,906
Net unrealized appreciation (depreciation)*	($320,722)	$776,990	$1,899,413

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of September 30, 2010:

Integrity High Income

	Level 1	Level 2	Level 3	Total
Common Stock	$54,585	$0	$0	$54,585
Corporate Bonds	0	36,413,936	0	36,413,936
Total	$54,585	$36,413,936	$0	$36,468,521

Williston Basin/Mid-North America

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$751,662	$0	$0	$751,662
Common Stock	9,518,229	0	0	9,518,229
Total	$10,269,891	$0	$0	$10,269,891

Integrity Growth & Income

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$464,533	$0	$0	$464,533
Common Stock	25,791,230	0	0	25,791,230
Total	$26,255,763	$0	$0	$26,255,763

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 29, 2010

By: /s/ Adam Forthun
Adam Forthun
Treasurer

November 29, 2010